Other Receivables, Prepayments and Deposits (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of other receivables, prepayments and deposits

	June 30,	December 31,
	2023	2022

	(in US$’000)
Prepayments	12,053	22,329
Value-added tax receivables	7,046	1,491
Interest receivables	5,379	807
Dividend receivables	2,527	26,246
Deposits	1,205	1,214
Others	1,070	1,129
	29,280	53,216